Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	708,974,582	720,301,646	709,448,598	723,395,550
Weighted-average number of vested DSUs	699,588	708,311	767,352	692,636
Basic	709,674,170	721,009,957	710,215,950	724,088,186
Effect of stock options and TRSUs	421,224	1,494,152	581,482	1,321,292
Diluted	710,095,394	722,504,109	710,797,432	725,409,478